Capital structure and financing - C.3.2. Bank and Development Financial Institution financing (Details) Tsh in Millions, Bs. in Millions							1 Months Ended						12 Months Ended
	Dec. 20, 2019 USD ($)	Dec. 12, 2019	Nov. 19, 2019 USD ($)	Aug. 27, 2019 USD ($)	Jan. 31, 2018 USD ($)	Jul. 04, 2017 USD ($)	Sep. 30, 2019	Jan. 31, 2019 PYG (₲)	Jul. 31, 2018 USD ($)	Jun. 30, 2018 USD ($)	Mar. 31, 2018 USD ($)	Oct. 31, 2015 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)		Dec. 31, 2017 USD ($)	[1]	Nov. 19, 2019 BSD ($)	Jun. 04, 2019 USD ($)	Jun. 04, 2019 TZS (Tsh)	Apr. 24, 2019 USD ($)	Feb. 25, 2019 USD ($)	Feb. 25, 2019 PYG (₲)	Jul. 31, 2018 PYG (₲)	Jun. 30, 2018 BOB (Bs.)	Apr. 30, 2018 USD ($)	Jul. 04, 2017 PYG (₲)	May 30, 2017 USD ($)	Apr. 15, 2016 USD ($)	Oct. 31, 2015 PYG (₲)
Disclosure of detailed information about borrowings [line items]
Borrowings													$ 5,972,000,000	$ 4,580,000,000
Repayments of borrowings, classified as financing activities													1,157,000,000	530,000,000	[1]	$ 1,176,000,000
BOB Long-term loans
Disclosure of detailed information about borrowings [line items]
Borrowings term										7 years
Borrowings face amount										$ 10,000,000															Bs. 69.6
Bs. Newloan
Disclosure of detailed information about borrowings [line items]
Borrowings term			4 years
Borrowings face amount			$ 11,000,000															$ 78,000,000
PYG Long-Term Loan, 9%
Disclosure of detailed information about borrowings [line items]
Borrowings term							7 years
Borrowings face amount																						$ 57,000,000	₲ 370,000,000,000
USD Credit Agreement, Banco Nacional de Panama S.A. [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings term				5 years
Borrowings face amount				$ 75,000,000
USD Credit Agreement, Bank of Nova Scotia
Disclosure of detailed information about borrowings [line items]
Borrowings term				5 years
Borrowings face amount				$ 75,000,000
PYG Long-Term Loan, 10.10%
Disclosure of detailed information about borrowings [line items]
Borrowings term						5 years
Borrowings face amount						$ 66,000,000																					₲ 367,000,000,000
PYG Long-Term Loan, 8.90%
Disclosure of detailed information about borrowings [line items]
Borrowings term									7 years
Borrowings face amount									$ 18,000,000															₲ 115,000,000,000
PYG Long-Term Loan, Paraguay, 8.94%
Disclosure of detailed information about borrowings [line items]
Borrowings term								7 years
Borrowings face amount | ₲								₲ 177,000,000,000
USD Long-Term Loans, Costa Rica
Disclosure of detailed information about borrowings [line items]
Borrowings face amount																										$ 150,000,000
MIC S.A. Loan Facility Tranche A
Disclosure of detailed information about borrowings [line items]
Borrowings face amount																			$ 174,750,000
MIC S.A. Loan Facility Tranche B
Disclosure of detailed information about borrowings [line items]
Borrowings face amount																			$ 45,000,000	Tsh 103,000
USD Senior Unsecured Term Loan Facility
Disclosure of detailed information about borrowings [line items]
Borrowings face amount																												$ 50,000,000	$ 50,000,000
Other Long-Term Loans
Disclosure of detailed information about borrowings [line items]
Borrowings													0	51,000,000
Itau Bank Loan Facility
Disclosure of detailed information about borrowings [line items]
Borrowings term												5 years
Borrowings face amount												$ 40,000,000																		₲ 257,700,000,000
USD Credit Facility, El Salvador Due 2021
Disclosure of detailed information about borrowings [line items]
Borrowings face amount																													$ 30,000,000
USD Credit Facility, El Salvador, Due 2023 - 1
Disclosure of detailed information about borrowings [line items]
Borrowings term											5 years
Borrowings face amount											$ 100,000,000
USD Credit Facility, El Salvador, Due 2023 - 3
Disclosure of detailed information about borrowings [line items]
Borrowings term					5 years
Borrowings face amount					$ 50,000,000
MIC S.A. Term Facility Agreement
Disclosure of detailed information about borrowings [line items]
Borrowings term		66 months
Borrowings face amount																					$ 300,000,000
Columbia Loan Due 2024
Disclosure of detailed information about borrowings [line items]
Borrowings term	5 years
Borrowings face amount	$ 300,000,000
Total Bank and Development Financial Institution financing
Disclosure of detailed information about borrowings [line items]
Borrowings													1,817,000,000	1,613,000,000
Floating interest rate | USD Long-Term Loans, Costa Rica
Disclosure of detailed information about borrowings [line items]
Borrowings													148,000,000	148,000,000
Floating interest rate | USD Long-Term Loans, Chad
Disclosure of detailed information about borrowings [line items]
Borrowings													0	1,000,000
Floating interest rate | USD Long-Term Loans, Tanzania (Zantel)
Disclosure of detailed information about borrowings [line items]
Borrowings													14,000,000	0
Floating interest rate | USD Long-Term Loans, Tanzania
Disclosure of detailed information about borrowings [line items]
Borrowings													171,000,000	90,000,000
Floating interest rate | USD Short-Term Loans, Luxembourg
Disclosure of detailed information about borrowings [line items]
Borrowings													0	250,000,000
Floating interest rate | USD Long-Term Loans, Luxembourg
Disclosure of detailed information about borrowings [line items]
Borrowings													298,000,000	0
Floating interest rate | COP Long-Term Loans, Colombia
Disclosure of detailed information about borrowings [line items]
Borrowings													274,000,000	277,000,000
Floating interest rate | USD Long-Term Loans, Colombia
Disclosure of detailed information about borrowings [line items]
Borrowings													295,000,000	298,000,000
Floating interest rate | USD Senior Unsecured Term Loan Facility
Disclosure of detailed information about borrowings [line items]
Borrowings													268,000,000	274,000,000
Fixed interest rate | PYG Long-term loans
Disclosure of detailed information about borrowings [line items]
Borrowings													166,000,000	180,000,000
Fixed interest rate | USD - Long-term loans
Disclosure of detailed information about borrowings [line items]
Borrowings													150,000,000	24,000,000
Fixed interest rate | BOB Long-term loans
Disclosure of detailed information about borrowings [line items]
Borrowings													$ 31,000,000	$ 20,000,000
LIBOR | USD Long-Term Loans, Luxembourg
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis													3.00%
Interest rate and currency swap | USD Long-Term Loans, Costa Rica
Disclosure of detailed information about borrowings [line items]
Borrowings face amount										35,000,000
Interest rate swap | USD Long-Term Loans, Costa Rica
Disclosure of detailed information about borrowings [line items]
Borrowings face amount										$ 35,000,000
Interest rate swap | USD Credit Facility, El Salvador, Due 2023 - 1
Disclosure of detailed information about borrowings [line items]
Borrowings face amount											$ 100,000,000

[1]	Re-presented for discontinued operations (shown in note A.4. and E.4.2.). 2018 and 2017 were not restated for the application of IFRS 16, and , additionally,2017 was not restated for the application of IFRS 15 and IFRS 9, as the Group elected the modified retrospective approach.